Summary of Shares Held as Treasury Stock and Related Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Number of Treasury Shares	17,836	15,073	15,440
Treasury Shares Cost	$ 453,230	$ 326,996	$ 287,301